CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 27, 2020	Dec. 29, 2019	Dec. 30, 2018
Current assets:
Cash and cash equivalents	$ 112,619	$ 1,274	$ 11,815
Accounts receivable, net	17,551	16,108	10,236
Inventories	11,728	12,947	3,866
Income taxes receivable	322	1,615	51
Prepaid expenses and other current assets	3,681	2,706	1,123
Total current assets	145,901	34,650	27,091
Property, plant and equipment, net	27,692	22,458	18,660
Notes receivable from related party		831
Goodwill	3,858	3,858	3,858
Deposits and other assets	142	151	246
Total assets	177,593	61,948	49,855
Current liabilities:
Accounts payable	16,052	13,510	9,357
Accrued liabilities	7,933	8,608	5,845
Current portion of long-term debt	1,104	2,160	671
Lease obligation, current	465	449	539
Contingent consideration, current	138	270	390
Total current liabilities	26,056	24,997	16,802
Income taxes payable	364
Long-term debt, net of current portion	6,480	2,896	3,136
Lease obligations, net of current portion	447	797	1,135
Contingent consideration, non-current	32	382	601
Deferred tax liabilities, net	2,137	755	703
Other liability, non-current	422	272
Total liabilities	35,574	30,099	22,377
Commitments and contingencies
Redeemable convertible preferred stock (Series B, Series C and Series D)		23,036	23,036
Stockholders' equity:
Common stock, value	5	3	3
Treasury stock, at cost	(16,276)	(16,276)	(1,987)
Additional paid-in capital	143,265	19,593	4,245
Retained earnings	14,825	5,239	2,854
Total stockholders' equity attributable to Vital Farms, Inc. stockholders	141,819	8,559	5,115
Noncontrolling interests	25	79	(848)
Total stockholders' equity	141,844	8,638	4,267
Total liabilities, redeemable noncontrolling interest, redeemable convertible preferred stock and stockholders’ equity	177,593	61,948	49,855
Variable Interest Entity, Primary Beneficiary
Current liabilities:
Redeemable noncontrolling interest	$ 175	175	$ 175
Pro Forma
Current assets:
Cash and cash equivalents		1,274
Accounts receivable, net		16,108
Inventories		12,947
Income taxes receivable		1,615
Prepaid expenses and other current assets		2,706
Total current assets		34,650
Property, plant and equipment, net		22,458
Notes receivable from related party		831
Goodwill		3,858
Deposits and other assets		151
Total assets		61,948
Current liabilities:
Accounts payable		13,510
Accrued liabilities		8,608
Current portion of long-term debt		2,160
Lease obligation, current		449
Contingent consideration, current		270
Total current liabilities		24,997
Long-term debt, net of current portion		2,896
Lease obligations, net of current portion		797
Contingent consideration, non-current		382
Deferred tax liabilities, net		755
Other liability, non-current		272
Total liabilities		30,099
Commitments and contingencies
Stockholders' equity:
Common stock, value		3
Treasury stock, at cost		(16,276)
Additional paid-in capital		42,629
Retained earnings		5,239
Total stockholders' equity attributable to Vital Farms, Inc. stockholders		31,595
Noncontrolling interests		79
Total stockholders' equity		31,674
Total liabilities, redeemable noncontrolling interest, redeemable convertible preferred stock and stockholders’ equity		61,948
Pro Forma | Variable Interest Entity, Primary Beneficiary
Current liabilities:
Redeemable noncontrolling interest		$ 175